Merger (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Merger [Abstract]
Schedule of Common Stock Outstanding

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

Shares
Common stock of ACAB, net of redemptions	210,993
ACAB Founder Shares, less of forfeitures and transfers	3,782,268
New Abpro shares issued to PIPE investors	3,367,401
New Abpro shares issued to service providers	1,282,852
New Abpro shares issued in Merger to Legacy Abpro stockholders	39,123,200
New Abpro shares transferred to investors	2,168,558
New Abpro shares issued to settle the promissory note with executive	600,000
Total shares of common stock outstanding immediately after Merger	50,535,272

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

Shares
Common stock of ACAB, net of redemptions	210,993
ACAB Founder Shares, less of forfeitures and transfers	3,782,268
New Abpro shares issued to PIPE investors	3,367,401
New Abpro shares issued to service providers	1,282,852
New Abpro shares issued in Merger to Legacy Abpro stockholders	39,123,200
New Abpro shares transferred to investors	2,168,558
New Abpro shares issued to settle the promissory note with executive	600,000
Total shares of common stock outstanding immediately after Merger	50,535,272